Breakdown of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Breakdown of Financial Assets
Financial assets and other non-current assets

The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Non-current financial assets (Note 16)	6,392	6,393
Investments	600	573
Long-term receivables for indirect taxes	188	731
Other long-term credits	353	319
Deposits and guarantees	1,285	1,624
Trade receivables	719	488
Receivables for subleases	12	—
Impairment of trade receivables	(154)	(118)
Derivative financial assets (Note 19)	3,389	2,776
Other non-current assets	731	716
Contractual assets (Note 23)	138	108
Deferred expenses (Note 23)	221	191
Prepayments	372	417
Total	7,123	7,109

Non-current financial assets
The movement in investments, long-term receivables for indirect taxes, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2019 and 2018, is as follows:

Millions of euros	Invest-ments	Long-term receivables for indirect taxes	Other long-term credits	Deposits and guarantees	Trade receiva-bles	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/17	650	190	993	2,625	638	—	(137)
First application of IFRS 9 impact	—	—	—	—	(201)	—	17
Acquisitions	65	1,625	452	66	662	—	(21)
Disposals	(24)	(166)	(497)	(728)	(148)	—	10
Translation differences	(5)	(39)	(4)	(149)	(12)	—	1
Fair value adjustments and financial updates	(115)	16	7	18	(4)	—	—
Transfers and other	2	(895)	(632)	(208)	(447)	—	12
Balance at 12/31/18	573	731	319	1,624	488	—	(118)
First application of IFRS 16 impact	—	—	—	—	—	13	—
Acquisitions	29	175	141	70	794	5	(19)
Disposals	(9)	(30)	(85)	(118)	(187)	—	10
Translation differences	—	—	3	(14)	9	—	(3)
Fair value adjustments and financial updates	7	26	(1)	7	8	—	—
Transfers and other	—	(714)	(24)	(284)	(393)	(6)	(24)
Balance at 12/31/19	600	188	353	1,285	719	12	(154)

Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant influence or control and for which there is no specific short-term disposal plan (see Note 3.i).
It should be noted, the Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounted to 220 million euros (205 million euros at December 31, 2018), representing 0.66% of its share capital at December 31, 2019 (same percentage at December 31, 2018).
At December 31, 2019, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 152 million euros (same percentage at December 31, 2018, valued at 169 million euros).

At December 31, 2019, Telefónica maintained a 9.03% stake in the share capital of Promotora de Informaciones, S.A. (Prisa), valued at 94 million euros (9.44% at December 31, 2018 valued at 93 million euros). In 2019 and 2018, Telefónica subscribed the capital increase of PRISA, acquiring 11.3 and 42.2 million new shares, respectively, and selling the rest of the preferred subscription rights. The net amount of the transactions was 15 million euros in 2019 and 49 million euros in 2018.
With the application of IFRS 9, the shares described above, classified as financial available-for-sale assets at December 31, 2017, have been reclassified as of January 1, 2018 to the categories of financial assets at fair value thought other comprehensive income, equity instruments.
Long-term receivables for indirect taxes

During 2018 two final decisions in favor of Telefónica Brazil were passed, which recognized the right to deduct the state tax on goods and services (ICMS) from the calculation basis of the Social Integration Program-PIS (Programa de Integração Social) and the Financing of Social Security-COFINS (Contribuição para Financiamento da Seguridade Social). These decisions cover the period from September 2003 to June 2017, and the period from July 2004 to June 2013.
Once the values were determined, Telefónica Brazil presented to the tax authorities a refund request for the payments of PIS/COFINS affected by the judicial decision, together with the corresponding default interest. The total amount, recorded as acquisitions of "Long-term receivables for indirect taxes" in 2018 in the table above, amounted to 6,240 million Brazilian reals (around 1,454 million euros at an average exchange rate of 2018).
In 2018, the impact on the consolidated income statement amounted to 3,386 million Brazilian reals (789 million euros at an average exchange rate of 2018), reducing the Taxes item under Other expenses (Note 26), and 2,854 million Brazilian reals (665 million euros at an average exchange rate of 2018) under Finance Income (see Note 19).
In August 2018 Telefónica Brazil started compensating the credits. In October 2018 the competent authority in Brazil filed a review of the supporting documentation with the purpose of approving the PIS and COFINS credits. This review is still ongoing at the date of approval of these consolidated financial statements. Telefónica Brazil met all the requests of this procedure and it continues compensating the credits, in line with the favorable decision issued by the court.
The outstanding credit at December 31, 2018 amounted to 4,915 million Brazilian reals (1,107 million euros at the closing exchange rate of 2018), of which 539 million euros were registered as "Long-term receivables for indirect taxes" in the table above and 568 million euros as short-term. The outstanding credit at December 31, 2019 amounted to 2,046 million Brazilian reals (452 million euros at the closing exchange rate for 2019) and it is expected to be compensated within a twelve-month period and as such it is recorded under current assets (see Note 25).
The Company is still engaged in three other lawsuits of the same nature (including the lawsuits of the companies GVT and Telemig, currently incorporated in Telefónica Brazil). According to the company’s estimates, the contingent assets for these processes, which comprise various periods between December 2001 and June 2017, lie in a range between 1,700 and 2,200 million Brazilian reals (between 376 and 486 million euros at the closing exchange rate of 2019).
Other long-term credits

“Other long-term credits” at December 31, 2017 included long-term financial assets of the subsidiary Seguros de Vida y Pensiones Antares, S.A., fundamentally fixed-income securities, amounting to 692 million euros. At December 31, 2018, these long-term financial assets amounted to 634 million euros and were reclassified as non-current assets classified as held for sale (see Note 30). These assets were mainly intended to cover obligations from the defined benefit plans of Telefónica de España (ITP and Survival, see Note 24) but did not qualify as “plan assets” under Employee Benefits (IAS 19) (see Note 24). As described in Note 2, on February 14, 2019 the sale of Antares was concluded.
Likewise, this line item includes long-term financial assets of Telefónica Germany amounting to 68 and 62 million euros at December 31, 2019 and 2018, respectively, that are mainly intended to cover obligations from the defined benefit plan of Telefónica Germany but do not represent "plan assets" in accordance with IAS 19 (see Note 24).
The vast majority of long-term credits, recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next twelve months.
Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 750 million euros (see Note 24) at December 31, 2019 (810 million euros at December 31, 2018).
At December 31, 2019, there were deposits related to the collateral guarantees on derivatives signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 403 million euros of which 80 million euros cross currency swap (687 million euros at December 31, 2018 that included 276 million euros related to cross currency swap).
In addition, 145,000 bonds issued by Telefónica Emisiones, S.A.U. are deposited in a securities account of Telefónica S.A. linked to these collateral contracts as guarantee for a nominal amount of 129 million euros at December 31, 2019 (120,000 bonds for a nominal amount of 105 million euros at December 31, 2018).
The vast majority deposits and guarantees recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.
The breakdown of financial assets of the Telefónica Group at December 31, 2018 was as follows:

December 31, 2018
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	860	—	70	545	1,950	660	2,765	—	2,968	6,393	6,393
Investments	28	—	—	545	—	492	81	—	—	573	573
Credits and other financial assets	6	—	—	—	—	6	—	—	1,044	1,050	1,050
Deposits and guarantees	—	—	—	—	—	—	—	—	1,624	1,624	1,624
Derivative instruments	826	—	—	—	1,950	162	2,614	—	—	2,776	2,776
Trade receivables	—	—	70	—	—	—	70	—	418	488	370
Impairment of trade receivables	—	—	—	—	—	—	—	—	(118)	(118)	—
Current financial assets	961	—	681	—	660	154	2,148	—	14,018	16,320	16,320
Trade receivables (Note 14)	580	—	680	—	—	—	1,260	—	9,816	11,076	8,419
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,657)	(2,657)	—
Other current financial assets (Note 15)	381	—	1	—	660	154	888	—	1,167	2,209	2,209
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,692	5,692	5,692
Total	1,821	—	751	545	2,610	814	4,913	—	16,986	22,713	22,713
The breakdown of financial assets of the Telefónica Group at December 31, 2019 is as follows:

December 31, 2019
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	757	—	104	565	2,676	511	3,591	—	2,290	6,392	6,392
Investments	35	—	—	565	—	496	104	—	—	600	600
Credits and other financial assets	9	—	—	—	—	9	—	—	532	541	541
Deposits and guarantees	—	—	—	—	—	—	—	—	1,285	1,285	1,285
Derivative instruments	713	—	—	—	2,676	6	3,383	—	—	3,389	3,389
Trade receivables	—	—	104	—	—	—	104	—	615	719	565
Trade receivables for subleases	—	—	—	—	—	—	—	—	12	12	12
Impairment of trade receivables	—	—	—	—	—	—	—	—	(154)	(154)	—
Current financial assets	960	—	567	—	1,104	317	2,314	—	15,286	17,917	17,917
Trade receivables (Note 14)	480	—	567	—	—	—	1,047	—	10,503	11,550	8,752
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,798)	(2,798)	—
Other financial assets (Note 15)	480	—	—	—	1,104	317	1,267	—	1,539	3,123	3,123
Cash and cash equivalents	—	—	—	—	—	—	—	—	6,042	6,042	6,042
Total	1,717	—	671	565	3,780	828	5,905	—	17,576	24,309	24,309